EQUITY OFFERINGS	6 Months Ended
Jun. 30, 2013
Equity Offerings [Abstract]
EQUITY OFFERINGS
13. EQUITY OFFERINGS

The following table shows the issuance of common and general partner units during the six months ended June 30, 2013:

Date	Number of Common Units Issued (1)	Offering Price	Gross Proceeds (in thousands of $) (2)	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering (3)	Use of Proceeds
February 2013	4,316,947	$29.74	131,006	130,244	50.9%	Acquisition of the Golar Maria
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(1) Includes common units issued by the Partnership to Golar in a private placement made concurrently with the public offering of 416,947 common units.
(2) Includes General Partner's 2% proportionate capital contribution.
(3) Includes Golar's 2% general partner interest in the Partnership.

The following table shows the movement in the number of common units, subordinated units and general partner units during the six months ended June 30, 2013:

(in units)	Common Units	Subordinated Units	GP Units
As of December 31, 2012	36,246,149	15,949,831	1,065,225
February 2013 offerings	4,316,947	—	88,101
As of June 30, 2013	40,563,096	15,949,831	1,153,326